Fair Value Measurements (Summary of Changes in Unobservable Inputs) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Convertible Notes Payable 2012 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	$ 5,062,417	$ 3,528,313
Issuance		2,162,564	3,354,021
Settlement	5,062,417	6,490,071
Ending balance		5,062,417	3,528,313
Convertible Notes Payable 2012 [Member] | Other expense, net [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance
Fair value
Convertible Notes Payable 2012 [Member] | Interest expense [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value		799,194	174,292
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	377,747	563,822	168,338
Issuance	10,613,550		412,610
Fair value	77,436,700
Settlement	377,747
Ending balance	88,050,250	377,747	563,822
Warrant Liability [Member] | Other expense, net [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance		95,760
Fair value		(281,835)	(17,126)
Warrant Liability [Member] | Interest expense [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value
Convertible Debt Two [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Issuance		$ 5,062,417